Assets held for sale (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale
Impairment of assets held for sale			€ 19,064
Assets held for sale with a net book value sold	€ 822	€ 2,419
Net book value Of CMO-Equipment held for sale			29,531
Decrease through classified as held for sale	1,597
Assets held for sale, net book value direct sold		6,711
Assets held for sale	€ 1,597	€ 2,419	€ 10,467